Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Operations $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Prior to change [Member]
Condensed Income Statements, Captions [Line Items]
Cost of revenues	$ 41,553
General and administrative	39,401
Gross profit	11,299
Effect of Change [Member]
Condensed Income Statements, Captions [Line Items]
Cost of revenues	2,323
General and administrative	(2,323)
Gross profit	(2,323)
As Adjusted [Member]
Condensed Income Statements, Captions [Line Items]
Cost of revenues	43,876
General and administrative	37,078
Gross profit	$ 8,976